Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current	$ 2,045	$ 1,442
Deferred	(336)	(566)
Total federal	1,709	876
State, current	783	416
Total	$ 2,492	$ 1,292